Trade Accounts And Notes Receivable, Net (Narrative) (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
NotesReceivableInitialMaturities	90
Bad debt expenses	€ 450	€ 163	€ 516